S000076417 [Member] Average Annual Total Returns		12 Months Ended	43 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		(4.46%)	11.40%
Performance Inception Date			Jun. 13, 2022
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(6.05%)	10.65%
Performance Inception Date			Jun. 13, 2022
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.50%)	8.98%
Performance Inception Date			Jun. 13, 2022
Investor Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	19.59%
Investor Class | Russell 2500® Growth Index (reflects no deductions for fees, expenses
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.31%	14.07%
Investor Class | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.66%	18.22%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		(4.32%)	11.53%
Performance Inception Date			Jun. 13, 2022
Institutional Class | Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	19.59%
Institutional Class | Russell 2500® Growth Index (reflects no deductions for fees, expenses
Prospectus [Line Items]
Average Annual Return, Percent	[1]	10.31%	14.07%
Institutional Class | Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.66%	18.22%

[1]	All rights in the Russell 3000, Russell 2500 Growth, and Russell Midcap Growth indexes vest in the relevant LSE Group company, which owns these indexes. Russell® is a trademark of the relevant LSE Group company and is used by any other LSE Group company under license. These indexes are calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on, or any error in these indexes or (b) investment in or operation of the Fund or the suitability of these indexes for the purpose they are being used herein.